Cover	6 Months Ended
Jun. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This registration statement contains two prospectuses, as set forth below. ● Resale Prospectus. A prospectus to be used for the resale by the selling stockholder (the “Selling Stockholder”) set forth in the section of the resale prospectus (the “Resale Prospectus”) entitled “Selling Stockholder” of up to 10,095,694 shares of common stock, $0.01 par value, of Algorhythm Holdings, Inc., a Delaware corporation (the “Company”). ● Public Offering Prospectus. A prospectus to be used for the public offering (the “Public Offering Prospectus”) of up to 1,133,652 shares of common stock issuable upon the exercise of outstanding Series A warrants (the “Series A Warrants”). The Public Offering Prospectus is substantively identical to the Resale Offering Prospectus, except for the following principal points: ● they contain different outside and inside front covers and back covers; ● they contain different “Offering” summaries in the “Prospectus Summary” section; ● they contain different “Summary of the Offering” sections; ● within the “Risk Factors” sections, the “Risks Related to this Offering and the Selling Stockholder” and “Risks Related to the Transactions Under the Securities Purchase Agreement” sections have been deleted from the Public Offering Prospectus and a “Risks Related to This Offering” section has been added in their place in the Public Offering Prospectus; ● they contain different “Use of Proceeds” sections; ● a “Capitalization” section that does not appear in the Resale Prospectus has been added to the Public Offering Prospectus; ● the “Selling Stockholders” section has been removed from the Public Offering Prospectus; and ● the “Plan of Distribution” section from the Resale Prospectus has been deleted from the Public Offering Prospectus and a “Public Offering Plan of Distribution” has been added in its place in the Public Offering Prospectus. The Company has included in this registration statement a set of alternate pages after the back cover page of the Resale Prospectus (the “Alternate Pages”) to reflect the foregoing differences in the Public Offering Prospectus as compared to the Resale Prospectus. The Resale Prospectus will include the Alternate Pages and will be used for the resale of shares of common stock by the Selling Stockholder. The Public Offering Prospectus will be substantively identical to the Resale Prospectus except for the addition or substitution of the Alternate Pages, and such other changes as may be necessary to clarify references to the public offering or the resale offering and will be used for the public offering by the Company.
Entity Registrant Name	ALGORHYTHM HOLDINGS, INC.
Entity Central Index Key	0000923601
Entity Primary SIC Number	3652
Entity Tax Identification Number	95-3795478
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	6301 NW 5th Way
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	596-1000
Contact Personnel Name	Gary Atkinson